Intangible and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Intangible and Other Non-current Assets

	December 31, 2022			December 31, 2021
	Cost	Accumulated amortization and impairment losses	Net	Cost	Accumulated amortization and impairment losses	Net
	RMB	RMB	RMB	RMB	RMB	RMB
Patents and technical know-how	10,196	(7,295)	2,901	8,213	(6,905)	1,308
Computer software	13,582	(10,169)	3,413	13,016	(9,751)	3,265
Goodwill (i)	8,623	(1,306)	7,317	8,023	(36)	7,987
Other s	27,502	(11,505)	15,997	27,335	(10,889)	16,446

Intangible assets	59,903	(30,275)	29,628	56,587	(27,581)	29,006

Other assets			40,185			37,338

			69,813			66,344

(i)	Goodwill primarily relates to the acquisition of Singapore Petroleum Company and PetroIneos Trading Limited, subsidiaries in the Marketing segment, completed in 2009 and 2011, respectively.